Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2023
Cash and Cash Equivalents [Abstract]
Cash and Cash Equivalents	Note 3 - Cash and Cash Equivalents
	December 31	December 31
	2023	2022
	US Dollars (In thousands)
Cash - NIS	68	166
Cash - US dollars	699	2,836

	767	3,002